MERRILL LYNCH GLOBAL RESOURCES TRUST

                  SUPPLEMENT DATED DECEMBER 16, 1997 TO THE
                      PROSPECTUS DATED NOVEMBER 14, 1997

     Robert M. Shearer has become the Fund's Portfolio Manager. Mr. Shearer is responsible for the day-to-day management of the Fund's investment portfolio. He has been an Associate Portfolio Manager of the Fund since 1997. From 1996 to 1997 he was a Vice President and an Assistant Portfolio Manager at David L. Babson and Company, Incorporated. From 1993 to 1996 he was a Vice President/Sector Manager at Concert Capital Management. From 1988-1993 he was the Senior Energy Analyst at Fiduciary Trust Company International.

Code    # 10301-1197ALL


                     MERRILL LYNCH GLOBAL RESOURCES TRUST

                  SUPPLEMENT DATED DECEMBER 16, 1997 TO THE
         STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 14, 1997

     The name and biography of the portfolio manager of the Fund, which is listed under "Management of the Trust -- Trustees and Officers," is revised as follows:

     Robert M. Shearer (42) - Portfolio Manager (1)(2) - Vice President of MLAM since 1997.

Code    # 10302-1197ALL